UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                     June 30, 2005

Check here if Amendment             [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ShareInVest Research L.P.
Address:    c/o The Millburn Corporation
            1270 Avenue of the Americas
            New York, New York  10020

Form 13F File Number:  28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kenneth P. Pearlman
Title:      Principal of ShareInVest Research L.P.
Phone:      212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman            New York, New York           July 28, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:   $162,386
                                          (thousands)

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE

             COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
             --------             --------      --------   --------        --------       --------    --------       --------
                                                             VALUE    SHRS OR SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER       TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED  NONE
          --------------       --------------     -----    --------   ----------------   ----------   --------   -------------------
AMERICAN AXLE & MFG HLDGS INC        COM        024061103    6,191    245,000  SH           Sole         N/A     245,000
AMERICAN EAGLE OUTFITTERS INC        COM        02553E106    6,467    211,062  SH           Sole         N/A     211,062
BEBE STORES INC                      COM        075571109    2,382     90,000  SH           Sole         N/A      90,000
BEST BUY INC                         COM        086516101    2,142     31,250  SH           Sole         N/A      31,250
BOYDS COLLECTION LTD                 COM        103354106      271    152,100  SH           Sole         N/A     152,100
CARMAX, INC                          COM        143130102    1,174     44,034  SH           Sole         N/A      44,034
CARNIVAL CORP                    PAIRED CTF     143658300    1,637     30,000  SH           Sole         N/A      30,000
CBRL GROUP INC                       COM        12489V106    2,915     75,000  SH           Sole         N/A      75,000
CENTEX CORP                          COM        152312104    5,837     82,600  SH           Sole         N/A      82,600
CHAMPION ENTERPRISES INC             COM        158496109    1,188    119,500  SH           Sole         N/A     119,500
CIT GROUP                            COM        125581108    7,060    164,300  SH           Sole         N/A     164,300
COVENANT TRANS INC                  CL A        22284P105      970     73,500  SH           Sole         N/A      73,500
DOLLAR GEN CORP                      COM        256669102    2,608    128,100  SH           Sole         N/A     128,100
EAGLE MATERIALS INC                  COM        26969P108      170      1,834  SH           Sole         N/A       1,834
EAGLE MATERIALS INC                 CL B        26969P207      558      6,168  SH           Sole         N/A       6,168
ETHAN ALLEN INTERIORS INC            COM        297602104    1,828     54,550  SH           Sole         N/A      54,550
GENCORP INC                          COM        368682100       19      1,000  SH           Sole         N/A       1,000
GENENTECH INC                      COM NEW      368710406   24,798    308,900  SH           Sole         N/A     308,900
HEARTLAND EXPRESS INC                COM        422347104    5,173    266,238  SH           Sole         N/A     266,238
HUNT J B TRANS SVCS INC              COM        445658107    5,938    308,800  SH           Sole         N/A     308,800
KNIGHT TRANSN INC                    COM        499064103    7,945    326,548  SH           Sole         N/A     326,548
LOWES COS INC                        COM        548661107    5,065     87,000  SH           Sole         N/A      87,000
MAGNA ENTMT CORP                    CL A        559211107    1,855    328,900  SH           Sole         N/A     328,900
MAXIM INTEGRATED PRODS INC           COM        57772K101    4,479    117,200  SH           Sole         N/A     117,200
MEDTRONIC INC                        COM        585055106    5,868    113,300  SH           Sole         N/A     113,300
MERCER INTL INC                  SH BEN INT     588056101    1,750    240,000  SH           Sole         N/A     240,000
OLD DOMINION FREIGHT LINE INC        COM        679580100    4,402    164,075  SH           Sole         N/A     164,075
QUANTA SVCS INC                      COM        74762E102    4,884    555,000  SH           Sole         N/A     555,000
RARE HOSPITALITY INTL INC            COM        753820109    9,712    318,750  SH           Sole         N/A     318,750
RUSH ENTERPRISES INC                CL A        781846209    1,036     77,324  SH           Sole         N/A      77,324
RYANAIR HLDGS PLC               SPONSORED ADR   783513104    9,333    208,150  SH           Sole         N/A     208,150
STAPLES INC                          COM        855030102    4,349    204,296  SH           Sole         N/A     204,296
SWIFT TRANSN CO                      COM        870756103    3,966    170,300  SH           Sole         N/A     170,300
TEXAS ROADHOUSE INC                 CL A        882681109    2,207     63,500  SH           Sole         N/A      63,500
TOLL BROTHERS INC.                   COM        889478103    3,179     31,300  SH           Sole         N/A      31,300
TWEETER HOME ENTMT GROUP INC         COM        901167106    1,091    436,400  SH           Sole         N/A     436,400
URBAN OUTFITTERS INC                 COM        917047102   11,463    202,200  SH           Sole         N/A     202,200
US XPRESS ENTERPRISES INC           CL A        90338N103      476     40,000  SH           Sole         N/A      40,000

                        TOTAL                              162,386